MUNDER SMALL-MID CAP FUND

Class A, B, C, K, R and Y Shares

Supplement Dated August 18, 2005, to the

Prospectus dated July 1, 2005

Investors are advised that Mr. Larry Cao is no longer a member of the portfolio management team responsible for managing the Fund. All references to Mr. Cao contained in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER SMALL-MID CAP FUND

Class A, B, C, K, R and Y Shares

Supplement Dated August 18, 2005, to the

Statement of Additional Information dated July 1, 2005

Investors are advised that Mr. Larry Cao is no longer a member of the portfolio management team responsible for managing the Fund. All references to Mr. Cao contained in the Statement of Additional Information are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE